Combined Carve-out Statement of Cash Flows - Vasta Platform (Successor) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss) Profit before income tax and social contribution	R$ 3,690	R$ (90,315)
Adjustments for:
Depreciation and amortization	21,770	164,932
Impairment losses on trade receivables	2,283	4,297
Reversal of provision for risks of tax, civil and labor losses	(19)	(3,325)
Interest on provision for risks of tax, civil and labor losses	6,591	41,428
Provision (reversal) for obsolete inventories	(3,098)	6,831
Interest on bonds and financing	25,611	92,583
Refund liability and right to returned goods	20,759	(24,939)
Imputed interest on suppliers	6,611	3,364
Interest on accounts payable for business combination	119	233
Share-based payment expense	475	1,372
Interest on lease liabilities		16,312
Residual value of disposals of property, plant and equipment and intangible assets	6,653	5,777
Cash flows from operating activities before changes in working capital	91,445	218,550
Changes in:
Trade receivables	(151,986)	(73,386)
Inventories	32,910	29,754
Prepayments	18,633	(13,877)
Taxes recoverable	(2,285)	(14,524)
Judicial deposits and escrow accounts	(150)	(4,480)
Other receivables	(6,221)	7,590
Suppliers	28,206	(9,235)
Salaries and social charges	(1,403)	(23,810)
Tax payable	13,909	17,573
Contract liabilities and deferred income	(1,959)	(2,464)
Other receivables and liabilities from related parties		11,103
Other payables	(13,711)	4,879
Cash from operating activities	7,388	147,673
Income tax and social contribution paid	(3,873)	(14,060)
Interest lease liabilities paid		(8,685)
Payment of interest on bonds and financing	(443)	(117,696)
Net cash from operating activities	3,072	7,232
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(6,099)	(12,808)
Additions to intangible assets	(10,686)	(37,461)
Net cash applied in investing activities	(16,785)	(50,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Suppliers - related parties	(11,675)	(23,642)
Loans from related parties		29,192
Lease liabilities paid		(24,021)
Parent's Net Investment	(33,348)	2,564
Net cash from (applied in) financing activities	(45,023)	(15,907)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(58,736)	(58,944)
Cash and cash equivalents at beginning of year /period	160,967	102,231
Cash and cash equivalents at end of year	102,231	43,287
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(58,736)	(58,944)
Vasta Platform (Successor)
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss) Profit before income tax and social contribution	3,690	(90,315)
Adjustments for:
Depreciation and amortization	21,770	164,932
Impairment losses on trade receivables	2,283	4,297
Reversal of provision for risks of tax, civil and labor losses	(19)	(3,325)
Interest on provision for risks of tax, civil and labor losses	6,591	41,428
Provision (reversal) for obsolete inventories	(3,098)	6,831
Interest on bonds and financing	25,611	92,583
Refund liability and right to returned goods	20,759	(24,939)
Imputed interest on suppliers	6,611	3,364
Interest on accounts payable for business combination	119	233
Share-based payment expense	475	1,372
Interest on lease liabilities		16,312
Residual value of disposals of property, plant and equipment and intangible assets	6,653	5,777
Cash flows from operating activities before changes in working capital	91,445	218,550
Changes in:
Trade receivables	(151,986)	(73,386)
Inventories	32,910	29,754
Prepayments	18,633	(13,877)
Taxes recoverable	(2,285)	(14,524)
Judicial deposits and escrow accounts	(150)	(4,480)
Other receivables	(6,221)	7,590
Suppliers	28,206	(9,235)
Salaries and social charges	(1,403)	(23,810)
Tax payable	13,909	17,573
Contract liabilities and deferred income	(1,959)	(2,464)
Other receivables and liabilities from related parties		11,103
Other payables	(13,711)	4,879
Cash from operating activities	7,388	147,673
Income tax and social contribution paid	(3,873)	(14,060)
Interest lease liabilities paid		(8,685)
Payment of interest on bonds and financing	(443)	(117,696)
Net cash from operating activities	3,072	7,232
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(6,099)	(12,808)
Additions to intangible assets	(10,686)	(37,461)
Net cash applied in investing activities	(16,785)	(50,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Suppliers - related parties	(11,675)	(23,642)
Loans from related parties		29,192
Lease liabilities paid		(24,021)
Parent's Net Investment	(33,348)	2,564
Net cash from (applied in) financing activities	(45,023)	(15,907)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(58,736)	(58,944)
Cash and cash equivalents at beginning of year /period	160,967	102,231
Cash and cash equivalents at end of year	102,231	43,287
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	R$ (58,736)	R$ (58,944)